MANAGEMENT’S PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
MANAGEMENT’S PLANS

NOTE 3. MANAGEMENT’S PLANS

The Company has prepared its consolidated financial statements on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business. As of June 30, 2026, and December 31, 2025, the Company had an accumulated surplus of $17,979,684 and $3,401,487, respectively, and a working capital surplus of $33,063,252 and $17,831,410, respectively.

For the three months ended June 30, 2026, and 2025, the Company generated net income (loss) of $7,676,005 and $(425,456), respectively, and total revenues of $17,472,536 and $5,419,791, respectively, representing an increase in revenues of approximately 222.4% over the prior-year period. For the six months ended June 30, 2026, and 2025, the Company generated net income (loss) of $14,549,512 and $(111,334), respectively, and total revenues of $32,687,028 and $11,396,739, respectively, representing an increase in revenues of approximately 186.8% over the prior-year period. The improvement in the Company’s results of operations reflects strong revenue growth across the Margin Brokerage and Technology and Software Development segments, contributions from the Company’s recently acquired subsidiaries, and continued operating leverage on a largely fixed cost base. The accumulated surplus increased from $3,401,487 as of December 31, 2025, to $17,979,684 as of June 30, 2026, and the working capital surplus increased from $17,831,410 as of December 31, 2025, to $33,063,252 as of June 30, 2026.

Management has evaluated the Company’s ability to continue as a going concern in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements—Going Concern. In performing this evaluation as of the date these consolidated financial statements are issued, management considered, among other factors, the Company’s significantly improved results of operations during the three and six months ended June 30, 2026, including the revenue growth, profitability, and strengthened liquidity position described above, together with management’s continued execution of its strategic plan to streamline and integrate the Company’s recently acquired subsidiaries into a unified operating platform. Based on this evaluation, management has concluded that no conditions or events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern for at least twelve (12) months from the date these consolidated financial statements are issued. Accordingly, these consolidated financial statements have been prepared on a going concern basis, and no adjustments have been made to the carrying values of assets or liabilities that might result if the Company were unable to continue as a going concern.

As of June 30, 2026, the Company had a cash and restricted cash balance of $25,884,495 (inclusive of segregated client funds of $7,699,708), which management believes, together with cash expected to be generated from operations, is sufficient to support its ongoing operations and to meet its current obligations as they become due in the ordinary course of business for at least twelve (12) months from the date these consolidated financial statements are issued. While management believes the Company has adequate liquidity to sustain its existing business activities, the Company’s strategic growth initiatives, particularly the continued development of its financial technology platforms, may require additional capital investment. In order to accelerate expansion and enhance its technology offerings, the Company may seek external financing through private placements of equity, public offerings, or credit facilities. There can be no assurance, however, that such financing will be available on acceptable terms, if at all.

Management remains focused on strengthening the Company’s financial position by expanding its global customer base, increasing revenue from its diversified portfolio of technology solutions, realizing operating synergies from the continued integration of its acquired subsidiaries, and working toward sustainable positive cash flow from operations. To support long-term growth, the Company also intends to invest in long-lived assets that are expected to generate economic benefits beyond fiscal year 2026. In addition, the Company is pursuing a potential listing of its common stock on a national securities exchange in connection with a proposed public offering. If completed, the proceeds of such offering would meaningfully enhance the Company’s liquidity position and capital resources; however, the completion, timing, and terms of any such offering are subject to market conditions and other factors, and there can be no assurance that the offering will be consummated.

NOTE 3. MANAGEMENT’S PLANS

The Company has prepared its consolidated financial statements on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the ordinary course of business. The Company has historically reported accumulated deficits; however, as described below, Management believes that the Company’s financial position and operating trajectory as of December 31, 2025, substantially reduces, and may eliminate, the conditions that previously gave rise to substantial doubt about the Company’s ability to continue as a going concern.

For the fiscal year ended December 31, 2025, the Company achieved significant improvement across all key financial metrics. The Company generated total consolidated revenues of $34,959,399, representing an increase of approximately 29.8% over the prior year, driven by full-year contributions from Alchemy Markets Ltd. (AML) and Alchemy Prime Ltd. (APL), as well as the post-acquisition contribution of Alchemy International Ltd. (AIL) from October 29, 2025, through December 31, 2025. The consolidated net income attributable to the Company’s shareholders for the year ended December 31, 2025, was $5,797,589. At December 31, 2025, we held total cash and cash equivalents of $17,669,749, consisting of $11,855,861 of unrestricted cash and $5,813,888 of segregated client funds, of which $15,258,896 in aggregate was held at liquidity providers. The working capital surplus was $17,831,410, and the accumulated deficit was fully eliminated, resulting in an accumulated surplus of $3,401,487.

In prior periods, the Company reported recurring net losses from operations and an accumulated deficit that raised substantial doubt about its ability to continue as a going concern. At December 31, 2024 (as restated), the Company reported an accumulated deficit of $2,396,102, we held total cash and cash equivalents of $25,376,957, consisting of $13,850,168 of unrestricted cash and $11,526,789 of segregated client funds, of which $12,658,241 held at liquidity providers, and a working capital surplus of $991,609. Net income attributable to FDCTech’s shareholders for the year ended December 31, 2024 (as restated) was $247,544.

NOTE 3. MANAGEMENT’S PLANS (continued)

On October 29, 2025, the Company completed the acquisition of 99.9% of the issued and outstanding shares of Alchemy International Ltd. (“AIL”), a securities dealer licensed by the Financial Services Authority of Seychelles (License SD136), from SYNC Capital Limited, a wholly owned entity of Mr. Gope S. Kundnani. The consideration was $2,000,000 cash. AIL was immediately earnings-accretive and contributed net income of approximately $6,276,000 attributable to the Company’s shareholders for the period from the Acquisition Date through December 31, 2025. The AIL acquisition expands the Company’s global regulatory footprint and significantly enhances its capacity to serve offshore brokerages, high-frequency traders, and institutional clients.

Management’s Plans

In response to the conditions described above and to support the Company’s continued growth, Management has implemented and continues to pursue the following plans:

Achieved and Sustained Profitability. The Company returned to profitability in fiscal year 2025, generating Net income (loss) attributable to FDCTech’s shareholders of $5,828,978 for the year ended December 31, 2025, compared to a net income of $236,586 for the year ended December 31, 2024 (as restated). The Company also eliminated its accumulated deficit entirely, reporting an accumulated surplus of $3,401,487 as of December 31, 2025. Management’s focus on operating leverage, disciplined cost management, and integration of acquired entities has produced measurable results. Management intends to sustain and grow profitability through the continued execution of its diversified financial services platform.

Revenue Diversification and Segment Growth. The Company operates across three segments — Investment and Brokerage, Wealth Management, and Technology and Software Development. Total revenues for the year ended December 31, 2025, were $34,959,399, an increase of approximately 29.8% from $26,943,718 in the prior year (as restated). Technology and software revenues grew to $5,099,187, an increase of 210.5% from $1,642,130 in the prior year. Management expects continued growth in the Technology segment, driven by expanded licensing of the proprietary Condor Trading Platform and the commercialization of the Condor Investing and Trading App.

Strategic Acquisitions and Global Expansion. The Company’s growth strategy centers on acquiring and scaling small to mid-size legacy financial services companies with complementary regulatory licenses and client bases. In addition to the AIL acquisition completed in October 2025, the Company announced the acquisition of Alchemy Global to expand its market presence in the Middle East and Asia, and is advancing its acquisition of Steven AB (trading as Xoala), a Swedish-registered investment firm. These acquisitions expand the Company’s regulatory footprint and diversify its revenue base across multiple jurisdictions.

Regulatory Expansion. The Company’s subsidiary Alchemy Markets Ltd. received authorization from the Malta Financial Services Authority (MFSA) to offer equities and money market securities, significantly broadening its product offering to clients. The Company has also expanded its physical presence with new offices in Cyprus, Malta, and the United Kingdom, reinforcing its commitment to regulated, multi-jurisdictional operations.

Uplisting to a Senior National Securities Exchange. In February 2025, the Company announced its intention to apply for uplisting to a senior national securities exchange, such as the Nasdaq Capital Market or the New York Stock Exchange. The Company has engaged Lucosky Brookman LLP as legal counsel and E.F. Hutton & Co. LLC as financial advisor to assist with capital markets strategy, financing opportunities, and the uplisting process. Shareholders have approved an increase in authorized common stock from 500 million to 750 million shares and authorized the Board of Directors to implement a reverse stock split within a ratio of not less than 1-for-10 and not more than 1-for-100 at any time prior to June 30, 2026, providing flexibility to meet exchange listing standards. Management believes uplisting will enhance liquidity, expand the Company’s institutional investor base, and provide greater access to capital markets. In September 2025, the Company engaged ThinkEquity LLC (“ThinkEquity”) to act as the sole book-runner for the firm commitment underwriting of the proposed registered public offering (the “Offering”) of common stock (the “Common Stock”) by FDCTech, Inc. (collectively, with its subsidiaries and affiliates, the “Company”). The Offering will consist of the sale of approximately $20 million worth of Common Stock of the Company (the shares of Common Stock to be sold in the Offering are hereinafter referred to collectively as the “Shares”).

Capital Markets and Balance Sheet Strength. At December 31, 2025, the Company had total cash and cash equivalents of $17,669,749, consisting of $11,855,861 of unrestricted cash held at financial institutions and $5,813,888 of segregated client funds, and a working capital surplus of $17,831,410 and total stockholders’ equity of $22,657,965 attributable to FDCTech, Inc. stockholders (plus $33,323 noncontrolling interest), providing adequate liquidity to fund operations, service obligations, and pursue continued growth initiatives. The Company’s capital structure reflects the Series A and Series B preferred convertible stock issued in connection with prior financing and acquisition transactions, both classified as equity. Management does not anticipate a need for emergency financing to sustain operations in the near term.

S-1 Registration Statement. In connection with the planned uplisting, the Company intends to file an S-1 registration statement with the Securities and Exchange Commission. The Company’s audited financial statements for AIL for the relevant periods, pro-forma financial information under Article 11 of Regulation S-X, and related-party transaction disclosures required under Regulation S-K Item 404 will be included as required by applicable SEC rules.

Based on the foregoing, including the Company’s elimination of its accumulated deficit, its return to profitability in fiscal year 2025, its strong cash and working capital position as of December 31, 2025, the earnings-accretive contribution of AIL, and Management’s active plans for continued operational and strategic growth, Management believes that the Company has sufficient resources to continue as a going concern for at least twelve months from the date these financial statements are issued. The consolidated financial statements do not include any adjustments that might result from the outcome of this assessment. Management will continue to monitor conditions and update its plans as circumstances evolve.